Income Taxes (Tax Effects of Temporary Differences Giving Rise to Deferred Tax Assets and Liabilities) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Assets:
Net operating loss carryforwards	¥ 22,471	¥ 14,246
Allowance for doubtful receivables on finance leases and probable loan losses	14,557	16,336
Investment in securities	11,305	5,045
Accrued expenses	18,978	21,498
Investment in operating leases	11,654	13,134
Property under facility operations	8,091	8,642
Installment loans	4,353	4,737
Unrealized losses on investment in securities	4,877	0
Lease liabilities	78,697	0
Other	56,169	58,689
Deferred Tax Assets, Gross, Total	231,152	142,327
Less: valuation allowance	(15,369)	(13,156)
Deferred Tax Assets, Net of Valuation Allowance, Total	215,783	129,171
Liabilities:
Investment in direct financing leases	0	10,819
Net investment in Leases	8,594	0
Investment in operating leases	105,667	97,653
Unrealized gains on investment in securities	4,687	6,971
Deferred insurance policy acquisition costs	62,321	56,132
Policy liabilities and policy account balances	42,949	38,227
Property under facility operations	17,352	11,594
Other intangible assets	97,383	97,426
Undistributed earnings	47,878	42,329
Prepaid benefit cost	8,837	8,932
Advances paid	10,218	7,681
Right-of-use assets	79,642	0
Other	31,318	31,278
Deferred Tax Liabilities, Net, Total	516,846	409,042
Net deferred tax liability	¥ 301,063	¥ 279,871